Deposits and other borrowings - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Deposits and other borrowings
Total deposits and other borrowings	$ 688,168	$ 659,129
Australia
Deposits and other borrowings
Total deposits and other borrowings	590,728	566,152
Australia | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	32,947	30,507
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	98,615	94,632
Australia | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	119,621	133,390
Australia | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	195,325	179,702
Australia | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	144,220	127,921
New Zealand
Deposits and other borrowings
Total deposits and other borrowings	76,544	71,202
New Zealand | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	2,247	2,588
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	11,183	12,674
New Zealand | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	8,729	8,819
New Zealand | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	18,558	18,698
New Zealand | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	35,827	28,423
Other overseas
Deposits and other borrowings
Total deposits and other borrowings	20,896	21,775
Other overseas | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	12,023	13,200
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	1,358	1,178
Other overseas | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	789	936
Other overseas | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	1,003	947
Other overseas | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	5,723	5,514
Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	610,357	586,745
Parent Entity | Australia
Deposits and other borrowings
Total deposits and other borrowings	590,728	566,152
Parent Entity | Australia | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	32,947	30,507
Parent Entity | Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	98,615	94,632
Parent Entity | Australia | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	119,621	133,390
Parent Entity | Australia | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	195,325	179,702
Parent Entity | Australia | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	144,220	127,921
Parent Entity | Other overseas
Deposits and other borrowings
Total deposits and other borrowings	19,629	20,593
Parent Entity | Other overseas | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	12,023	13,200
Parent Entity | Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	548	473
Parent Entity | Other overseas | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	573	754
Parent Entity | Other overseas | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	883	815
Parent Entity | Other overseas | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	$ 5,602	$ 5,351